Costs of services and general and administrative costs - Minimum Committed Annual Rentals (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable		£ 3,893.9
Less sub-let rentals		(36.4)
Net payment		3,857.5
Within one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable		548.6
Less sub-let rentals		(18.6)
Net payment		530.0
Between one and two years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable		469.0
Less sub-let rentals		(6.5)
Net payment		462.5
Between two and three years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable		412.9
Less sub-let rentals		(4.2)
Net payment		408.7
Between three and four years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable		349.1
Less sub-let rentals		(2.4)
Net payment		346.7
Between four and five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable		298.3
Less sub-let rentals		(2.1)
Net payment		296.2
Over five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable		1,816.0
Less sub-let rentals		(2.6)
Net payment		1,813.4
Plant and machinery [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable		14.5	£ 14.3
Plant and machinery [member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable	£ 16.0
Plant and machinery [member] | Within one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable		4.0	4.3
Plant and machinery [member] | Within one year [member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable	5.1
Plant and machinery [member] | Later than two years and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable		10.5	9.7
Plant and machinery [member] | Later than two years and not later than five years [member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable	10.8
Plant and machinery [member] | Over five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable			0.3
Plant and machinery [member] | Over five years [member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable	0.1
Land and buildings [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable		560.0	461.0
Land and buildings [member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable	532.6
Land and buildings [member] | Within one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable		85.1	57.6
Land and buildings [member] | Within one year [member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable	88.6
Land and buildings [member] | Later than two years and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable		287.9	240.3
Land and buildings [member] | Later than two years and not later than five years [member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable	236.2
Land and buildings [member] | Over five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable		£ 187.0	£ 163.1
Land and buildings [member] | Over five years [member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable	£ 207.8